Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2026
Summary of material accounting policies [Abstract]
Summary of significant accounting policies
3 SUMMARY OF MATERIAL ACCOUNTING POLICIES
The unaudited condensed consolidated interim financial information was prepared based on the information of Suzano and its subsidiaries on the same base date, except for associates Biomas, Simplifyber and Spinnova, as well as in accordance with consistent accounting policies and practices.
The unaudited condensed consolidated interim financial information should be read in conjunction with the annual financial statements for the year ended December 31, 2025, considering that its purpose is to provide an update on the activities, events and significant circumstances in relation to those disclosed in the consolidated financial statements. Therefore, unaudited condensed consolidated interim financial information focus on new activities, events and circumstances and do not duplicate the information previously disclosed, except when Management judges that the maintenance of the information is relevant.
The accounting policies have been consistently applied to all consolidated companies.
There were no changes on such policies and estimates calculation methodologies, except for the new accounting policies presented in Note 3.1, adopted as of January 1, 2026 which were disclosed in the annual financial statements of December 31, 2025, and for the accounting policy updates presented in Note 3.2, adopted as of July 1, 2026, as a result of the acquisition of Arbex.
3.1 New accounting policies and changes in accounting policies adopted
The new standards and interpretations issued, until the issuance of the Company’s unaudited condensed consolidated interim financial information, are described below.
3.1.1 Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (applicable for annual on/or after January 1, 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The Company assessed the content of this pronouncement and did not identify any impacts.
3.2 Accounting policies updated in 2026 as a result of the Arbex acquisition
As a result of the acquisition of Arbex and the incorporation of new operations into Suzano's consolidated operations, the Company introduced or updated certain accounting policies in 2026. The changes relate to:
(i) Translation of financial statements into the functional and presentation currency: the inclusion of Arbex among the foreign subsidiaries whose functional currency is not the Brazilian Real. Arbex’s functional currency is the Euro.
Additionally, Arbex's investees have different functional currencies, determined based on the primary economic environment in each jurisdiction in which they operate. For consolidation purposes, their financial statements are translated into the Suzano consolidated financial statements' presentation currency in accordance with the applicable accounting standards.
(ii) Segment information: as a result of the acquisition of Arbex's operations, the Consumer Goods segment became significant for segment reporting purposes and is now reported in addition to the Pulp and Paper and Packaging segments previously disclosed (Note 5).
(iii) Financial instruments: the Company supplemented its financial instruments policy to include the criteria applicable to the recognition, measurement and disclosure of financial instruments designated in hedge accounting relationships, in line with the risk management strategies adopted by Suzano. This addition reflects the need to appropriately account for certain hedging transactions entered into by Arbex and does not represent a change in the Company’s financial risk management objectives (Note 4.5.4).
(iv) Material accounting judgments, estimates and assumptions: business combinations have become a matter subject to critical judgments and estimates. The measurement of the fair value of acquired assets and assumed liabilities, as well as the determination of goodwill, involves significant assumptions and the use of information available at the acquisition date. Changes in these assumptions or new information obtained during the measurement period may result in adjustments to the amounts initially recognized (Note 1.2.1).
All other accounting policies remain consistent with those disclosed in the financial statements as of December 31, 2025.